Derivative Instruments and Hedging Activities (Company's Derivative Positions and Their Impact on Company's Operations) (Details) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jul. 02, 2011	Jun. 26, 2010	Jul. 02, 2011	Jun. 26, 2010
Foreign Exchange Contracts [Member] | Other Expense [Member] | Fair Value Hedging [Member]
Amount of gain or (loss) recognized in income on derivatives	$ 8.5	$ (2.7)	$ 20.8	$ (3.0)
Amount of gain or (loss) recognized in income on related hedged items	(8.3)	2.6	(20.6)	2.9
Interest Expense [Member] | Foreign Exchange Contracts [Member] | Cash Flow Hedging [Member]
Amount of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	(0.6)	(0.5)	(1.2)	(1.1)
Interest Expense [Member] | Interest Rate Contracts [Member] | Cash Flow Hedging [Member]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	0	0	0	0
Amount of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	(18.9)	0.1	(18.9)	0.1
Foreign Exchange Contracts [Member] | Cost of Products Sold and DS&A [Member] | Cash Flow Hedging [Member]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	(0.9)	0.1	(1.6)	0.1
Foreign Exchange Contracts [Member] | Cash Flow Hedging [Member]
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	(0.4)	1.4	(2.9)	0.3
Interest Rate Contracts [Member] | Cash Flow Hedging [Member]
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	1.2	0.1	4.1	0
Interest Expense [Member] | Foreign Exchange Contracts [Member] | Net Equity Hedging [Member]
Amount of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	(2.8)	(1.8)	(5.4)	(3.6)
Foreign Exchange Contracts [Member] | Other Expense [Member] | Net Equity Hedging [Member]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	0	0	0	0
Foreign Exchange Contracts [Member] | Net Equity Hedging [Member]
Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	(6.8)	3.3	(17.3)	(0.2)
Net Equity Hedging [Member]
Other Comprehensive Income, Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	$ (4.4)	$ 2.1	$ (11.1)	$ 0.1